Property and Equipment	6 Months Ended
Jun. 30, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6. PROPERTY AND EQUIPMENT

	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balance at December 31, 2022	$579,261	$176,347	$-	$755,608
Additions	837,200	172,594	45,338	1,055,132
Disposal	-	-	-	-
Effects of currency translation	11,736	3,186	212	15,134
Balance at June 30, 2023	$1,428,197	$352,127	$45,550	$1,825,874

Accumulated depreciation
Balance at December 31, 2022	$75,650	$18,266	$-	$93,916
Depreciation	53,681	59,252	-	112,933
Disposal	-	-	-	-
Effects of currency translation	1,228	569	-	1,797
Balance at June 30, 2023	$130,559	$78,087	$-	$208,646
Net book value at June 30, 2022	$503,611	$158,081	$-	$661,692
Net book value at June 30, 2023	$1,297,638	$274,040	$45,550	$1,617,228